United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08403

                   AllianceBernstein Institutional Funds, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                   Date of reporting period: October 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


      [LOGO] ALLIANCEBERNSTEIN(SM)
      Investment Research and Management

      AllianceBernstein Institutional Funds

      --------------------------------------------------------------------------

                                                 Annual Report--October 31, 2003

      --------------------------------------------------------------------------

                          Investment Products Offered
                        --------------------------------
                             o Are Not FDIC Insured
                             o May Lose Value
                             o Are Not Bank Guaranteed
                        --------------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

December 15, 2003

Annual Report

This report provides management's discussion of fund performance for the portfolios of AllianceBernstein Institutional Funds for the annual reporting period ended October 31, 2003.

Alliance Premier Growth Institutional Fund Investment Objectives and Policies

AllianceBernstein Premier Growth Institutional Fund (the "Fund") is an open-end, diversified investment company that seeks long-term growth of capital by investing in the common stocks of a limited number of large, carefully selected, high quality U.S. companies that are judged by Alliance likely to achieve superior earnings growth. Normally, about 40 to 60 companies will be represented in the portfolio, with the 25 most highly regarded of these, as determined by Alliance, usually constituting 70% of the Fund's net assets.

Investment Results

The following table provides the performance results for the Fund and its benchmark, the Russell 1000 Growth Index, which measures the performance of large-cap U.S. stocks, for the six- and 12-month periods ended October 31, 2003. Also included are the returns for the Standard & Poor's (S&P) 500 Stock Index, a common measure of the performance of the overall U.S. stock market, for the same periods.

INVESTMENT RESULTS*
Periods Ended October 31, 2003

                                                          ----------------------
                                                                 Returns
                                                          ----------------------
                                                          6 Months     12 Months
--------------------------------------------------------------------------------
AllianceBernstein
Premier Growth
Institutional Fund
  Class I                                                   13.01%        13.01%
--------------------------------------------------------------------------------
  Class II                                                  12.74%        12.60%
--------------------------------------------------------------------------------
Russell 1000
Growth Index                                                16.81%        21.81%
--------------------------------------------------------------------------------
S&P 500
Stock Index                                                 15.62%        20.79%
--------------------------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of October 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Russell 1000 Growth Index and the unmanaged Standard & Poor's (S&P) 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 1
      are traded in the United States. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Premier Growth Institutional Fund.

      Additional investment results appear on page 9.

For the six-month period ended October 31, 2003, the Fund's performance was positive, but the Fund underperformed its benchmark, the Russell 1000 Growth Index, due to its overweight position in the consumer discretionary sector and underweight position in technology stocks. The Fund's emphasis on large capitalization stocks led to unfavorable stock selection, since the market's rally, particularly in the technology sector, was led by smaller capitalization stocks with high earnings variability. Small capitalization stocks are outside the Fund's investment parameters. Partially offsetting this underperformance was a positive contribution from the Fund's overweight position in the financial sector.

For the 12-month period ended October 31, 2003, the Fund also generated positive performance, yet underperformed its benchmark. Relative underperformance was mainly due to the Fund's large capitalization bias, the Fund's overweight position in the consumer discretionary sector, its underweight position in the technology sector and its holding in Tenet Healthcare Corp. The Fund's overweight position in the financial sector and underweight position in health care, specifically pharmaceuticals, contributed positively to performance.

Market Review and Investment Strategy

The U.S. equity markets gained stronger momentum with each consecutive quarter during the 12-month period, causing the broader market, as measured by the S&P 500 Stock Index, to surge over 24%. The onset and ultimate resolution of the conflict in Iraq eliminated uncertainties associated with the conflict, helping drive the market through its ongoing slump. U.S. economic data also improved during the period, most particularly in the second quarter of 2003 when signs of economic recovery emerged. President Bush's $350 billion package of tax incentives, coupled with 40-year lows in interest rates, helped provide the necessary fiscal stimulus that boosted consumer and business spending as well as strong gross domestic product growth for the U.S. The equity markets also responded favorably to encouraging earnings reports, as many companies met or exceeded analysts' expectations.

Our strategy during the period was to maintain the Fund's commitment to owning only those high-quality companies with strong potential for sustainable growth. As indications of a slowly progressing economy emerged, we responded by slowly increasing the aggressiveness of the Fund. This resulted in an increased exposure to se-


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS lect technology positions. Our strategy also included a gradually increasing commitment to companies that would benefit from a cyclical growth recovery, such as media and advertising and brokerage companies. During the latter half of the 12-month period, we trimmed back positions that we felt were less economically sensitive, or those positions whose fundamentals or valuations remained less compelling based on our internal research and models. We continue to focus on companies that offer unique product positioning and appear capable of generating strong revenue growth, as well as those companies with management teams that use their capital to fortify shareholder value.

AllianceBernstein Quasar Institutional Fund Investment Objectives and Policies

AllianceBernstein Quasar Institutional Fund (the "Fund") is an open-end fund that seeks growth of capital by pursuing aggressive investment policies. The Fund invests in a diversified portfolio of equity securities that offer the possibility of above-average earnings growth. The Fund emphasizes investment in small-capitalization companies in the United States and may also pursue investment opportunities outside the United States.

Investment Results

The following table provides performance results for the Fund and its benchmark, the Russell 2000 Growth Index, for the six- and 12-month periods ended October 31, 2003.

INVESTMENT RESULTS*
Periods Ended October 31, 2003

                                                          ----------------------
                                                                  Returns
                                                          ----------------------
                                                          6 Months     12 Months
--------------------------------------------------------------------------------
AllianceBernstein
Quasar Institutional
Fund
  Class I                                                   32.45%        43.32%
--------------------------------------------------------------------------------
  Class II                                                  32.31%        42.61%
--------------------------------------------------------------------------------
Russell 2000
Growth Index                                                36.11%        46.56%
--------------------------------------------------------------------------------
S&P 500
Stock Index                                                 15.62%        20.79%
--------------------------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of October 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Russell 2000 Growth Index and the unmanaged Standard & Poor's (S&P) 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Index is a capitalization-weighted index that includes 2,000 of the smallest stocks, representing approximately 10% of the U.S. equity market. The S&P 500 Stock


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 3

      Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Quasar Institutional Fund.

      Additional investment results appear on page 12.

The Fund's Class I shares gained 32.45% for the six-month period ended October 31, 2003, significantly outperforming the S&P 500 Stock Index, which gained 15.62%, but trailing the Russell 2000 Growth Index, which gained 36.11% over the same time frame.

Relative returns during the period were negatively impacted by the Fund's underweighted exposure to stocks with smaller-than-average market capitalizations and stocks with prices of less than $10 per share, the period's strongest performers. These capitalization and low-price biases were widespread and therefore, our stock selections were disappointing across all major economic sectors except for consumer/commercial services and industrials. The benefits of an underweighted position in financial services and health care were largely offset by the negative impact of overweight positions in energy and industrials. Cash balances, while consistently managed to well below 5%, did negatively impact relative returns, given the benchmark's very strong performance.

For the 12-month period ended October 31, 2003, the Fund's Class I shares gained 43.32%. Consistent with the six-month period, the Fund significantly outperformed the S&P 500 Stock Index, which returned 20.79% but trailed the Russell 2000 Growth Index, which returned 46.56% for the 12-month period under review. This under performance stemmed from disappointing stock selections across all major economic sectors except for consumer/commercial services and industrials.

Market Review and Investment Strategy

Small-cap growth stocks, as measured by the Russell 2000 Growth Index, gained 36.11% for the six-month period ended October 31 2003. This gain in small-cap growth stocks reflects significant outperformance versus large cap growth stocks and small-cap value stocks, as measured by the Russell 1000 Growth Index and the Russell 2000 Value Index, respectively. Small-cap growth stocks also significantly outperformed many of the broader market indices, including the S&P 500 Stock Index. Within the Russell 2000 Growth Index, smaller than average companies and stocks with prices less than $10 per share significantly outperformed larger companies and stocks with higher share prices. Technology was by far the strongest performing sector, gaining more than 63% during the period. Energy and financial services were the two worst performing sectors, with gains of 15% and 24%, respectively.

Small-cap stocks were market leaders over the 12-month period as well, posting gains of 46.6%. Similar to the six-month period, technology stocks, stocks with smaller-than-average market caps and low-priced stocks were by


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS far the strongest performers and significantly outperformed the Russell 2000 Growth Index overall.

During the six-month period, the portfolio management team modestly increased the Fund's exposure to stocks within the consumer/commercial services, energy, industrials and technology sectors, while decreasing the Fund's exposure to health care. As of October 31, 2003, the Fund was overweight in consumer, industrials, energy and technology and underweight in financial services and health care. Cash represented 3.4% and 2.6% of Fund assets at the start and finish of the six-month period, respectively.

AllianceBernstein Real Estate Investment Institutional Fund Investment Objectives and Policies

AllianceBernstein Real Estate Investment Institutional Fund (the "Fund") is an open-end fund that seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in, or related to, the real estate industry.

Investment Results

The following table provides performance results for the Fund and its benchmarks, the National Association of Real Estate Investment Trusts (NAREIT) Equity Index and the Standard & Poor's (S&P) 500 Stock Index, for the six- and 12-month periods ended October 31, 2003.

INVESTMENT RESULTS*
Periods Ended October 31, 2003

                                                          ----------------------
                                                                 Returns
                                                          ----------------------
                                                          6 Months     12 Months
--------------------------------------------------------------------------------
AllianceBernstein
Real Estate
Investment
Institutional Fund
  Class I                                                   20.83%        34.96%
--------------------------------------------------------------------------------
  Class II                                                  20.70%        34.72%
--------------------------------------------------------------------------------
S&P 500
Stock Index                                                 15.62%        20.79%
--------------------------------------------------------------------------------
NAREIT
Equity Index                                                20.80%        33.93%
--------------------------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of October 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged National Association of Real Estate Investment Trusts (NAREIT) Equity Index and the unmanaged Standard & Poor's (S&P) 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The NAREIT Equity Index is a market value-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE,


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 5

      AMEX and the NASDAQ. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Real Estate Investment Institutional Fund.

      Additional investment results appear on page 15.

For the six- and 12-month periods ended October 31, 2003, the Fund's Class I shares outperformed both benchmarks, the NAREIT Equity Index and the S&P 500 Stock Index. The Fund's portfolio performed quite well during the entire fiscal year. It benefited from both strong sector selections and strong selections of securities within sectors. During the period under review, the Fund was overweighted towards retail real estate and underweighted in office and residential properties. Retail real estate outperformed the other two sectors; however, in all three sectors, the Fund's holdings outperformed. Fund gains were offset by the maintenance of a small cash cushion throughout the year.

The Fund experienced strong securities selection benefits throughout the fiscal year. Sector selection, however, was less pronounced in the recent six-month period as health care REITs, a group to which the Fund had little exposure, performed quite well. This diminished sector outperformance was insufficient to offset the effects of the cash cushion discussed above. As a result, the Fund performed in line with its REIT benchmark during this period.

Market Review and Investment Strategy

Real estate securities continued their strong performance in the recent six- and 12-month periods under review, despite weak underlying real estate dynamics. Demand for office, industrial, hotel and apartment real estate was impacted by a weak economy and poor job formation. Strong consumer spending buoyed retail real estate throughout the year. All real estate sectors were lifted by continued investor appetite for the yield and stability provided by real property compared to other investment alternatives.

We maintained the Fund's high exposure to retail real estate throughout the period to benefit from strong consumer spending. Furthermore, we limited the Fund's exposure to office and apartment companies in the face of weak job growth and the continued attractiveness of home ownership. As the year progressed, evidence of an economic rebound mounted. In response to this evidence, we increased the Fund's exposure to industrial and hotel property companies because these sectors historically have benefited during the early stages of an economic expansion.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                            Premier Growth Institutional Fund-Performance Update
--------------------------------------------------------------------------------

PREMIER GROWTH INSTITUTIONAL FUND
PERFORMANCE UPDATE

ALLIANCEBERNSTEIN PREMIER GROWTH INSTITUTIONAL FUND CLASS I
GROWTH OF A $2,000,000 INVESTMENT
1/7/98* TO 10/31/03

S&P 500 Stock Index: $2,368,725

AllianceBernstein Premier Growth Institutional Fund Class I: $2,073,600

Russell 1000 Growth Index: $2,042,486


[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


             AllianceBernstein
              Premier Growth
              Institutional
              Fund Class I      Russell 1000 Growth Index    S&P 500 Stock Index
--------------------------------------------------------------------------------
1/7/98*        $2,000,000               $2,000,000                 $2,000,000
10/31/98       $2,524,000               $2,366,800                 $2,307,000
10/31/99       $3,512,558               $3,177,429                 $2,898,976
10/31/00       $3,650,950               $3,473,883                 $3,075,234
10/31/01       $2,286,752               $2,086,067                 $2,309,808
10/31/02       $1,834,962               $1,676,781                 $1,961,027
10/31/03       $2,073,600               $2,042,486                 $2,368,725


This chart illustrates the total value of an assumed $2,000,000 investment in AllianceBernstein Premier Growth Institutional Fund Class I shares (from 1/7/98* to 10/31/03) as compared to the performance of appropriate broad-based indices. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes the reinvestment of dividends and capital gains. Performance for Class II shares will vary from the results shown above due to differences in expenses charged to this class. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Russell 1000 Growth Index and the unmanaged Standard & Poor's (S&P) 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market.

An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Premier Growth Institutional Fund.

*     Fund and benchmark data are from the Fund's inception date of 1/7/98.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 7

Premier Growth Institutional Fund-Portfolio Summary
--------------------------------------------------------------------------------

PREMIER GROWTH INSTITUTIONAL FUND
PORTFOLIO SUMMARY
October 31, 2003

INCEPTION DATES                 PORTFOLIO STATISTICS

Class I Shares                  Net Assets ($mil): $94.6
1/7/98
Class II Shares
1/7/98

SECTOR BREAKDOWN

 31.8% Technology
 23.6% Consumer Service
 20.9% Finance                          [PIE CHART OMITTED]
 17.2% Health Care
  4.3% Consumer Staples
  2.2% Capital Goods

All data as of October 31, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                            Premier Growth Institutional Fund-Investment Results
--------------------------------------------------------------------------------

PREMIER GROWTH INSTITUTIONAL FUND
INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003

Class I Shares
--------------------------------------------------------------------------------
                                                  Period Ended October 31, 2003
              1 Year                                         13.01%
             5 Years                                         -3.85%
     Since Inception*                                         0.62%

Class II Shares
--------------------------------------------------------------------------------
                                                  Period Ended October 31, 2003
              1 Year                                         12.60%
             5 Years                                         -4.19%
     Since Inception*                                         0.26%

AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 2003)

                                              Class I Shares     Class II Shares
--------------------------------------------------------------------------------
              1 Year                              17.31%              16.90%
             5 Years                              -3.06%              -3.39%
     Since Inception*                             -0.33%              -0.67%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares.

The Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception: 1/7/98 Class I & Class II Shares.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 9

Quasar Institutional Fund-Performance Update
--------------------------------------------------------------------------------

QUASAR INSTITUTIONAL FUND
PERFORMANCE UPDATE

ALLIANCEBERNSTEIN QUASAR INSTITUTIONAL FUND CLASS I
GROWTH OF A $2,000,000 INVESTMENT
3/17/98* TO 10/31/03

Russell 2000 Growth Index: $1,865,712

AllianceBernstein Quasar Institutional Fund Class I: $1,832,324


[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


                  AllianceBernstein
            Quasar Institutional Fund
                     Class I                 Russell 2000 Growth Index
--------------------------------------------------------------------------------
3/31/98*             $2,000,000                     $2,000,000
10/31/98             $1,484,000                     $1,577,860
10/31/99             $1,586,123                     $2,039,857
10/31/00             $2,279,051                     $2,369,498
10/31/01             $1,659,095                     $1,623,106
10/31/02             $1,278,479                     $1,273,002
10/31/03             $1,832,324                     $1,865,712


This chart illustrates the total value of an assumed $2,000,000 investment in AllianceBernstein Quasar Institutional Fund Class I shares (from 3/17/98* to 10/31/03) as compared to the performance of an appropriate broad-based index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes the reinvestment of dividends and capital gains. Performance for Class II shares will vary from the results shown above due to differences in expenses charged to this class. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Russell 2000 Growth Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index contains those securities in the Russell 2000 Index with a greater-than-average growth orientation. The unmanaged Russell 2000 Index is a capitalization-weighted index that includes 2000 of the smallest stocks representing approximately 10% of the U.S. equity market.

An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Quasar Institutional Fund.

*     Fund and benchmark data are from the Fund's inception date of 3/17/98.


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                     Quasar Institutional Fund-Portfolio Summary
--------------------------------------------------------------------------------

QUASAR INSTITUTIONAL FUND
PORTFOLIO SUMMARY
October 31, 2003

INCEPTION DATES           PORTFOLIO STATISTICS

Class I Shares            Net Assets ($mil): $192.7
3/17/98
Class II Shares
3/17/98

SECTOR BREAKDOWN

 28.9% Technology
 23.1% Consumer Services
 18.3% Health Care
  8.5% Capital Goods            [PIE CHART OMITTED]
  6.9% Finance
  4.8% Energy
  4.3% Transportation
  1.3% Basic Industry
  1.0% Consumer Manufacturing

  2.9% Short-Term

All data as of October 31, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 11

Quasar Institutional Fund-Investment Results
--------------------------------------------------------------------------------

QUASAR INSTITUTIONAL FUND
INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003

Class I Shares
--------------------------------------------------------------------------------
                                                   Period Ended October 31, 2003
              1 Year                                           43.32%
             5 Years                                            4.31%
     Since Inception*                                          -1.54%

Class II Shares
--------------------------------------------------------------------------------
                                                   Period Ended October 31, 2003
              1 Year                                           42.61%
             5 Years                                            3.85%
     Since Inception*                                          -1.97%

AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 2003)

                                              Class I Shares     Class II Shares
--------------------------------------------------------------------------------
              1 Year                               32.68%             32.14%
             5 Years                                3.08%              2.61%
     Since Inception*                              -3.27%             -3.68%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investments in smaller companies tend to be more volatile than investments in mid- or large-cap companies. The Fund pursues an aggressive investment strategy and an investment in the Fund is risky.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception: 3/17/98, Class I & Class II Shares.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                    Real Estate Investment Institutional Fund-Performance Update
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
PERFORMANCE UPDATE

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND CLASS I GROWTH OF A $2,000,000 INVESTMENT
12/9/97* TO 10/31/03

NAREIT Equity Index: $2,986,661

AllianceBernstein Real Estate Investment Institutional Fund Class I: $2,724,451

S&P 500 Stock Index: $2,343,261


[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


                     AllianceBernstein
                  Real Estate Investment
                 Investment Institutional      S&P 500               NAREIT
                      Fund Class I           Stock Index           Equity Index
--------------------------------------------------------------------------------
12/9/97*               $2,000,000            $2,000,000            $2,000,000
10/31/98               $1,627,762            $2,282,200            $1,668,040
10/31/99               $1,510,373            $2,867,813            $1,550,643
10/31/00               $1,786,468            $3,042,176            $1,834,334
10/31/01               $1,930,292            $2,284,978            $2,096,515
10/31/02               $2,018,781            $1,939,946            $2,230,000
10/31/03               $2,724,451            $2,343,261            $2,986,661


This chart illustrates the total value of an assumed $2,000,000 investment in AllianceBernstein Real Estate Investment Institutional Fund Class I shares (from 12/9/97* to 10/31/03) as compared to the performance of appropriate broad-based indices. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes the reinvestment of dividends and capital gains. Performance for Class II shares will vary from the results shown above due to differences in expenses charged to this class. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged National Association of Real Estate Investment Trusts (NAREIT) Equity Index and the unmanaged Standard & Poor's (S&P) 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The NAREIT Equity Index is a market-value-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market.

An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Real Estate Investment Institutional Fund.

* Fund and S&P 500 Stock Index data are from the Fund's inception date of 12/9/97. Data for the NAREIT Equity Index is from the closest month-end, which is 12/31/97.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 13

Real Estate Investment Institutional Fund-Portfolio Summary
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
PORTFOLIO SUMMARY
October 31, 2003

INCEPTION DATES                 PORTFOLIO STATISTICS

Class I Shares                  Net Assets ($mil): $364.4
12/9/97
Class II Shares
12/9/97

SECTOR BREAKDOWN
 20.6% Regional Malls
 19.0% Office
 14.0% Apartments
 12.5% Warehouse & Industrial           [PIE CHART OMITTED]
 12.2% Shopping Centers
  8.8% Diversified & Others
  5.9% Hotels
  2.7% Office-Industrial Mix
  2.4% Storage

  1.9% Short-Term

All data as of October 31, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                    Real Estate Investment Institutional Fund-Investment Results
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003

Class I Shares
--------------------------------------------------------------------------------
                                                   Period Ended October 31, 2003
               1 Year                                          34.96%
              5 Years                                          10.85%
      Since Inception*                                          5.39%

Class II Shares
--------------------------------------------------------------------------------
                                                   Period Ended October 31, 2003
               1 Year                                          34.72%
              5 Years                                          10.58%
      Since Inception*                                          5.08%

AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 2003)

                                              Class I Shares     Class II Shares
--------------------------------------------------------------------------------
              1 Year                               26.26%             25.93%
             5 Years                                9.95%              9.69%
     Since Inception*                               5.19%              4.88%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares.

While the Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 20% of its total assets in mortgage-backed securities, which involve risks described in the prospectus. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates. Investment in a fund that invests in a single sector, such as real estate, is more risky than a more diversified fund.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception: 12/9/97 Class I & Class II Shares.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 15

Premier Growth Institutional Fund-Ten Largest Holdings
--------------------------------------------------------------------------------

PREMIER GROWTH INSTITUTIONAL FUND
TEN LARGEST HOLDINGS
October 31, 2003

                                                                      Percent of
Company                                                  Value        Net Assets
--------------------------------------------------------------------------------
Microsoft Corp.                                    $ 5,099,250              5.4%
--------------------------------------------------------------------------------
Intel Corp.                                          4,349,380              4.6
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                    4,231,174              4.5
--------------------------------------------------------------------------------
Citigroup, Inc.                                      3,962,640              4.2
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                3,873,015              4.1
--------------------------------------------------------------------------------
Dell, Inc.                                           3,471,132              3.7
--------------------------------------------------------------------------------
Viacom, Inc. Cl.B                                    3,405,337              3.6
--------------------------------------------------------------------------------
MBNA Corp.                                           3,314,025              3.5
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                             3,078,240              3.2
--------------------------------------------------------------------------------
Fannie Mae                                           3,018,149              3.2
--------------------------------------------------------------------------------
                                                   $37,802,342             40.0%


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                  Quasar Institutional Fund-Ten Largest Holdings
--------------------------------------------------------------------------------

QUASAR INSTITUTIONAL FUND
TEN LARGEST HOLDINGS
October 31, 2003

                                                                      Percent of
Company                                                  Value        Net Assets
--------------------------------------------------------------------------------
Martek Biosciences Corp.                           $ 2,953,010              1.5%
--------------------------------------------------------------------------------
TTM Technologies, Inc.                               2,941,470              1.5
--------------------------------------------------------------------------------
Insight Enterprises, Inc.                            2,842,580              1.5
--------------------------------------------------------------------------------
Amphenol Corp. Cl.A                                  2,684,875              1.4
--------------------------------------------------------------------------------
Micrel, Inc.                                         2,640,000              1.4
--------------------------------------------------------------------------------
Cumulus Media, Inc. Cl.A                             2,637,184              1.4
--------------------------------------------------------------------------------
Varian Semiconductor Equipment
   Associates, Inc.                                  2,620,570              1.4
--------------------------------------------------------------------------------
Pharmaceutical Resources, Inc.                       2,587,624              1.3
--------------------------------------------------------------------------------
ScanSource, Inc.                                     2,543,880              1.3
--------------------------------------------------------------------------------
Dycom Industries, Inc.                               2,528,370              1.3
--------------------------------------------------------------------------------
                                                   $26,979,563             14.0%


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 17

Real Estate Investment Institutional Fund-Ten Largest Holdings
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
TEN LARGEST HOLDINGS
October 31, 2003

                                                                      Percent of
Company                                                    Value      Net Assets
--------------------------------------------------------------------------------
ProLogis Trust                                      $ 23,652,678            6.5%
--------------------------------------------------------------------------------
Simon Property Group, Inc.                            23,306,360            6.4
--------------------------------------------------------------------------------
General Growth Properties, Inc.                       18,910,800            5.2
--------------------------------------------------------------------------------
Developers Diversified Realty Corp.                   17,117,470            4.7
--------------------------------------------------------------------------------
AMB Property Corp.                                    15,651,781            4.3
--------------------------------------------------------------------------------
Rouse Co.                                             15,488,600            4.2
--------------------------------------------------------------------------------
Equity Office Properties Trust                        15,383,092            4.2
--------------------------------------------------------------------------------
Vornado Realty Trust                                  15,185,220            4.2
--------------------------------------------------------------------------------
Host Marriott Corp.                                   12,947,550            3.5
--------------------------------------------------------------------------------
Boston Properties, Inc.                               11,876,700            3.3
--------------------------------------------------------------------------------
                                                    $169,520,251           46.5%


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                      Premier Growth Institutional Fund-Portfolio of Investments
--------------------------------------------------------------------------------

PREMIER GROWTH INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
October 31, 2003

Company                                                 Shares             Value
--------------------------------------------------------------------------------

COMMON STOCKS-101.0%

Technology-32.1%
Communications Equipment-5.6%
Cisco Systems, Inc.(a) .....................           123,500       $ 2,591,030
Juniper Networks, Inc.(a) ..................            31,200           561,288
Nokia Corp. (ADR) (Finland) ................           128,200         2,178,118
                                                                     -----------
                                                                       5,330,436
                                                                     -----------
Computer Hardware/Storage-4.1%
Dell, Inc.(a) ..............................            96,100         3,471,132
EMC Corp.(a) ...............................            29,700           411,048
                                                                     -----------
                                                                       3,882,180
                                                                     -----------
Computer Services-0.7%
First Data Corp. ...........................            19,300           689,010
                                                                     -----------

Computer Software-10.4%
Electronic Arts, Inc.(a) ...................            20,000         1,980,800
Intuit, Inc.(a) ............................            30,900         1,544,382
Microsoft Corp. ............................           195,000         5,099,250
VERITAS Software Corp.(a) ..................            33,100         1,196,565
                                                                     -----------
                                                                       9,820,997
                                                                     -----------
Internet Infrastructure-2.4%
eBay, Inc.(a) ..............................            40,100         2,243,194
                                                                     -----------

Internet Media-1.1%
Yahoo!, Inc.(a) ............................            24,500         1,070,650
                                                                     -----------

Semi-Conductor Components-7.8%
Broadcom Corp. Cl.A(a) .....................            25,500           814,725
Intel Corp. ................................           131,600         4,349,380
Maxim Integrated Products, Inc. ............            29,500         1,466,445
Taiwan Semiconductor Manufacturing
   Co., Ltd. (ADR) (Taiwan)(a) .............            66,608           736,684
                                                                     -----------
                                                                       7,367,234
                                                                     -----------
                                                                      30,403,701
                                                                     -----------
Consumer Services-23.9%
Broadcasting & Cable-8.4%
Clear Channel Communications, Inc. .........            41,800         1,706,276
Comcast Corp. Cl.A Special(a) ..............            83,500         2,723,770
The E.W. Scripps Co. Cl.A ..................             1,130           104,988
Viacom, Inc. Cl.B ..........................            85,411         3,405,337
                                                                     -----------
                                                                       7,940,371
                                                                     -----------
Entertainment & Leisure-0.5%
Harley-Davidson, Inc. ......................             9,300           440,913
                                                                     -----------

Printing & Publishing-0.5%
Gannett Co., Inc. ..........................             5,600           471,016
                                                                     -----------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 19

Premier Growth Institutional Fund-Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                 Shares             Value
--------------------------------------------------------------------------------

Retail - General Merchandise-14.5%
Bed Bath & Beyond, Inc.(a) .................            37,270       $ 1,574,285
Family Dollar Stores, Inc. .................             7,700           335,797
Kohl's Corp.(a) ............................            41,700         2,338,119
Lowe's Cos., Inc. ..........................            71,800         4,231,174
Target Corp. ...............................            34,600         1,375,004
Wal-Mart Stores, Inc. ......................            65,700         3,873,015
                                                                     -----------
                                                                      13,727,394
                                                                     -----------
                                                                      22,579,694
                                                                     -----------
Finance-21.1%
Brokerage & Money Management-5.1%
Goldman Sachs Group, Inc. ..................            14,300         1,342,770
Merrill Lynch & Co., Inc. ..................            28,350         1,678,320
Morgan Stanley .............................            32,600         1,788,762
                                                                     -----------
                                                                       4,809,852
                                                                     -----------
Insurance-5.1%
American International Group, Inc. .........            43,100         2,621,773
The Progressive Corp. ......................            30,000         2,214,000
                                                                     -----------
                                                                       4,835,773
                                                                     -----------
Mortgage Banking-3.2%
Fannie Mae .................................            42,100         3,018,149
                                                                     -----------

Miscellaneous-7.7%
Citigroup, Inc. ............................            83,600         3,962,640
MBNA Corp. .................................           133,900         3,314,025
                                                                     -----------
                                                                       7,276,665
                                                                     -----------
                                                                      19,940,439
                                                                     -----------
Health Care-17.4%
Biotechnology-3.0%
Amgen, Inc.(a) .............................            42,400         2,618,624
Gilead Sciences, Inc.(a) ...................             3,300           180,114
                                                                     -----------
                                                                       2,798,738
                                                                     -----------
Drugs-4.1%
Pfizer, Inc. ...............................            79,850         2,523,260
Teva Pharmaceutical Industries, Ltd.
   (ADR) (Israel) ..........................            24,600         1,399,494
                                                                     -----------
                                                                       3,922,754
                                                                     -----------
Medical Products-7.1%
Alcon, Inc. (Switzerland) ..................             6,300           347,193
Boston Scientific Corp.(a) .................               100             6,772
Johnson & Johnson ..........................            36,800         1,852,144
Medtronic, Inc. ............................            63,800         2,907,366
St. Jude Medical, Inc.(a) ..................             9,400           546,704
Stryker Corp. ..............................             2,400           194,664
Zimmer Holdings, Inc.(a) ...................            13,000           829,530
                                                                     -----------
                                                                       6,684,373
                                                                     -----------


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                      Premier Growth Institutional Fund-Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                 Shares            Value
--------------------------------------------------------------------------------

Medical Services-3.2%
UnitedHealth Group, Inc. ...................            60,500     $  3,078,240
                                                                   ------------
                                                                     16,484,105
                                                                   ------------
Consumer Staples-4.3%
Beverages-0.9%
Anheuser-Busch Cos., Inc. ..................            18,400          906,384
                                                                   ------------

Cosmetics-0.6%
Avon Products, Inc. ........................             8,000          543,680
                                                                   ------------

Household Products-1.8%
Colgate-Palmolive Co. ......................            16,500          877,635
The Procter & Gamble Co. ...................             8,600          845,294
                                                                   ------------
                                                                      1,722,929
                                                                   ------------
Retail - Food & Drugs-1.0%
Walgreen Co. ...............................            27,200          947,104
                                                                   ------------
                                                                      4,120,097
                                                                   ------------
Capital Goods-2.2%
Miscellaneous-2.2%
General Electric Co. .......................            71,200        2,065,512
                                                                   ------------

Total Investments-101.0%
   (cost $79,501,408) ......................                         95,593,548
Other assets less liabilities-(1.0%) .......                           (977,331)
                                                                   ------------

Net Assets-100% ............................                       $ 94,616,217
                                                                   ============

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 21

Quasar Institutional Fund-Portfolio of Investments
--------------------------------------------------------------------------------

QUASAR INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
October 31, 2003

Company                                                 Shares            Value
--------------------------------------------------------------------------------

COMMON STOCKS-97.6%

Technology-29.1%
Communications Equipment-1.9%
Inet Technologies, Inc.(a) ....................        131,400    $   1,767,330
REMEC, Inc.(a) ................................        169,700        1,871,791
                                                                  -------------
                                                                      3,639,121
                                                                  -------------
Computer Hardware/Storage-1.0%
Avocent Corp.(a) ..............................         50,300        1,901,340
                                                                  -------------

Computer Peripherals-0.8%
Pericom Semiconductor Corp.(a) ................        126,500        1,440,835
                                                                  -------------

Computer Services-1.8%
Alliance Data Systems Corp.(a) ................         48,800        1,355,664
Cognizant Technology Solutions Corp.(a) .......         47,100        2,137,869
                                                                  -------------
                                                                      3,493,533
                                                                  -------------
Computer Software-8.7%
Artesyn Technologies, Inc.(a) .................        218,200        1,795,786
Aspect Communications Corp.(a) ................        184,700        2,498,991
Cognos, Inc. (Canada)(a) ......................         67,500        2,326,725
Hyperion Solutions Corp.(a) ...................         56,900        1,905,581
Informatica Corp.(a) ..........................        187,800        2,047,020
Macrovision Corp.(a) ..........................         89,400        1,964,118
NetScreen Technologies, Inc.(a) ...............         24,500          652,190
SERENA Software, Inc.(a) ......................        102,300        1,764,675
SINA Corp. (Hong Kong)(a) .....................         45,200        1,746,076
                                                                  -------------
                                                                     16,701,162
                                                                  -------------
Semi-Conductor Capital Equipment-2.8%
FormFactor, Inc.(a) ...........................         54,400        1,356,192
MKS Instruments, Inc.(a) ......................         58,000        1,508,000
Varian Semiconductor Equipment
   Associates, Inc.(a) ........................         54,200        2,620,570
                                                                  -------------
                                                                      5,484,762
                                                                  -------------
Semi-Conductor Components-6.1%
ATMI, Inc.(a) .................................         33,200          763,268
Integrated Circuit Systems, Inc.(a) ...........         70,800        2,376,756
Micrel, Inc.(a) ...............................        160,000        2,640,000
Microsemi Corp.(a) ............................        121,300        2,510,910
ON Semiconductor Corp.(a) .....................        412,700        1,774,610
Sigmatel, Inc.(a) .............................         66,300        1,684,020
                                                                  -------------
                                                                     11,749,564
                                                                  -------------


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                              Quasar Institutional Fund-Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                 Shares            Value
--------------------------------------------------------------------------------

Miscellaneous-6.0%
02Micro International, Ltd. (Cayman Islands)(a)        113,400    $   2,416,554
Amphenol Corp. Cl.A(a) ........................         45,700        2,684,875
Exar Corp.(a) .................................        140,300        2,257,427
Power-One, Inc.(a) ............................        143,000        1,295,580
TTM Technologies, Inc.(a) .....................        182,700        2,941,470
                                                                  -------------
                                                                     11,595,906
                                                                  -------------
                                                                     56,006,223
                                                                  -------------
Consumer Services-23.2%
Advertising-1.3%
Getty Images, Inc.(a) .........................         55,700        2,489,790
                                                                  -------------

Broadcasting & Cable-4.1%
Cumulus Media, Inc. Cl.A(a) ...................        140,800        2,637,184
Entravision Communications Corp. Cl.A(a) ......        155,300        1,486,221
ValueVision International, Inc. Cl.A(a) .......        103,800        1,686,750
XM Satellite Radio Holdings, Inc. Cl.A(a) .....         97,200        1,969,272
                                                                  -------------
                                                                      7,779,427
                                                                  -------------
Entertainment & Leisure-0.3%
Guitar Center, Inc.(a) ........................         19,700          641,235
                                                                  -------------

Gaming-1.0%
Station Casinos, Inc. .........................         64,300        1,912,925
                                                                  -------------

Restaurants & Lodging-1.4%
Extended Stay America, Inc.(a) ................        113,200        1,664,040
RARE Hospitality International, Inc.(a) .......         44,500        1,103,600
                                                                  -------------
                                                                      2,767,640
                                                                  -------------
Retail-General Merchandise-3.9%
AnnTaylor Stores Corp.(a) .....................         45,500        1,628,900
Cost Plus, Inc.(a) ............................         44,400        2,036,628
Dick's Sporting Goods, Inc.(a) ................         44,000        2,023,120
The Bombay Co., Inc.(a) .......................        133,600        1,760,848
                                                                  -------------
                                                                      7,449,496
                                                                  -------------
Miscellaneous-11.2%
Bright Horizons Family Solutions, Inc.(a) .....         37,500        1,611,000
Charles River Associates, Inc.(a) .............         49,500        1,520,640
Dycom Industries, Inc.(a) .....................        117,000        2,528,370
Insight Enterprises, Inc.(a) ..................        169,000        2,842,580
MSC Industrial Direct Co., Inc. Cl.A ..........         95,400        2,256,210
Resources Connection, Inc.(a) .................         91,800        2,270,214
ScanSource, Inc.(a) ...........................         59,160        2,543,880
Strayer Education, Inc. .......................         19,400        1,899,842
Sylvan Learning Systems, Inc.(a) ..............         76,700        2,170,610
Wireless Facilities, Inc.(a) ..................        114,900        1,973,982
                                                                  -------------
                                                                     21,617,328
                                                                  -------------
                                                                     44,657,841
                                                                  -------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 23

Quasar Institutional Fund-Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                 Shares            Value
--------------------------------------------------------------------------------

Health Care-18.3%
Biotechnology-5.7%
Abgenix, Inc.(a) ..............................         81,300    $     995,925
AtheroGenics, Inc.(a) .........................         53,700          885,513
Cell Genesys, Inc.(a) .........................         42,200          541,848
Cubist Pharmaceuticals, Inc.(a) ...............          6,500           75,530
Geron Corp.(a) ................................         34,000          431,800
Indevus Pharmaceuticals, Inc.(a) ..............        242,400        1,325,928
MGI Pharma, Inc.(a) ...........................         46,800        1,757,808
Onyx Pharmaceuticals, Inc.(a) .................          5,100          124,797
Protein Design Labs, Inc.(a) ..................        125,600        1,693,088
Telik, Inc.(a) ................................         73,800        1,499,616
United Therapeutics Corp.(a) ..................         78,500        1,580,205
                                                                  -------------
                                                                     10,912,058
                                                                  -------------
Drugs-4.9%
Andrx Corp.(a) ................................         91,600        1,822,840
Axcan Pharma, Inc. (Canada)(a) ................         67,800          890,892
Martek Biosciences Corp.(a) ...................         61,000        2,953,010
Neurocrine Biosciences, Inc.(a) ...............         25,100        1,175,433
Pharmaceutical Resources, Inc.(a) .............         35,800        2,587,624
                                                                  -------------
                                                                      9,429,799
                                                                  -------------
Medical Products-5.7%
Abaxis, Inc.(a) ...............................         45,000          781,650
Angiotech Pharmaceuticals, Inc. (Canada)(a)  ..         42,400        1,938,952
Conceptus, Inc.(a) ............................         82,300        1,008,175
Gen-Probe, Inc.(a) ............................         63,100        1,689,187
Integra LifeSciences Holdings Corp.(a) ........         55,300        1,865,822
OraSure Technologies, Inc.(a) .................        158,400        1,332,144
VISX, Inc.(a) .................................        101,100        2,452,686
                                                                  -------------
                                                                     11,068,616
                                                                  -------------
Medical Services-2.0%
Centene Corp.(a) ..............................         54,950        1,682,020
Stericycle, Inc.(a) ...........................         49,200        2,272,056
                                                                  -------------
                                                                      3,954,076
                                                                  -------------
                                                                     35,364,549
                                                                  -------------
Capital Goods-8.6%
Electrical Equipment-0.9%
United Defense Industries, Inc.(a) ............         53,100        1,720,440
                                                                  -------------

Electronic Equipment-2.2%
EDO Corp. .....................................         84,800        1,891,040
Engineered Support Systems, Inc. ..............         33,600        2,271,696
                                                                  -------------
                                                                      4,162,736
                                                                  -------------
Machinery-3.8%
Actuant Corp. Cl.A(a) .........................         61,400        1,979,536
Navistar International Corp.(a) ...............         55,700        2,251,951
Oshkosh Truck Corp. ...........................         44,700        2,048,601
Regal-Beloit Corp. ............................         52,300        1,064,305
                                                                  -------------
                                                                      7,344,393
                                                                  -------------

--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                              Quasar Institutional Fund-Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                 Shares            Value
--------------------------------------------------------------------------------

Miscellaneous-1.7%
IDEX Corp. ....................................         52,300    $   1,944,514
Simpson Manufacturing Co., Inc.(a) ............         30,500        1,364,875
                                                                  -------------
                                                                      3,309,389
                                                                  -------------
                                                                     16,536,958
                                                                  -------------
Finance-6.9%
Banking-Money Center-1.9%
UCBH Holdings, Inc. ...........................         48,400        1,728,364
Wintrust Financial Corp. ......................         43,300        1,876,622
                                                                  -------------
                                                                      3,604,986
                                                                  -------------
Banking-Regional-0.8%
BankUnited Financial Corp.(a) .................         17,100          378,081
R&G Financial Corp. Cl.B (Puerto Rico) ........         38,000        1,250,200
                                                                  -------------
                                                                      1,628,281
                                                                  -------------
Brokerage & Money Management-2.0%
Affiliated Managers Group, Inc.(a) ............         25,500        1,848,750
Southwest Bancorporation of Texas, Inc. .......         56,200        2,018,142
                                                                  -------------
                                                                      3,866,892
                                                                  -------------
Insurance-1.4%
StanCorp Financial Group, Inc. ................         17,400        1,097,070
Triad Guaranty, Inc.(a) .......................         33,300        1,642,689
                                                                  -------------
                                                                      2,739,759
                                                                  -------------
Miscellaneous-0.8%
Investors Financial Services Corp. ............         42,300        1,494,459
                                                                  -------------
                                                                     13,334,377
                                                                  -------------
Energy-4.9%
Oil Service-3.5%
FMC Technologies, Inc.(a) .....................         98,400        1,975,872
Helmerich & Payne, Inc. .......................         36,900          978,219
W-H Energy Services, Inc.(a) ..................        122,500        1,920,800
Westport Resources Corp.(a) ...................         80,400        1,924,776
                                                                  -------------
                                                                      6,799,667
                                                                  -------------
Pipelines-1.1%
Hydril Co.(a) .................................         85,400        2,002,630
                                                                  -------------

Miscellaneous-0.3%
Evergreen Resources, Inc.(a) ..................         20,500          562,110
                                                                  -------------
                                                                      9,364,407
                                                                  -------------
Transportation-4.3%
Air Freight-0.8%
UTI Worldwide, Inc. (U.S. Virgin Islands) .....         42,500        1,472,200
                                                                  -------------

Shipping-1.1%
Kirby Corp.(a) ................................         75,500        2,218,190
                                                                  -------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 25

Quasar Institutional Fund-Portfolio of Investments
--------------------------------------------------------------------------------

                                                     Shares or
                                                     Principal
                                                        Amount
Company                                                  (000)           Value
--------------------------------------------------------------------------------

Trucking-1.4%
Overnite Corp.(a) .............................         32,400    $     717,984
Werner Enterprises, Inc. ......................        114,850        2,071,894
                                                                  -------------
                                                                      2,789,878
                                                                  -------------
Miscellaneous-1.0%
Pacer International, Inc.(a) ..................         90,700        1,870,234
                                                                  -------------
                                                                      8,350,502
                                                                  -------------
Basic Industry-1.3%
Chemicals-1.3%
Georgia Gulf Corp. ............................         93,000        2,501,700
                                                                  -------------

Consumer Manufacturing-1.0%
Building & Related-1.0%
Hughes Supply, Inc. ...........................         49,900        1,928,635
                                                                  -------------

Total Common Stocks
   (cost $142,569,908) ........................                     188,045,192
                                                                  -------------

SHORT-TERM INVESTMENT-2.9%
Time Deposit-2.9%
State Street Euro Dollar
   0.50%, 11/03/03
   (cost $5,567,000) ..........................     $    5,567        5,567,000
                                                                  -------------

Total Investments Before Security
   Lending Collateral-100.5%
   (cost $148,136,908) ........................                     193,612,192
                                                                  -------------

INVESTMENT OF CASH COLLATERAL
   FOR SECURITIES LOANED*-0.8%
Short-Term Investment-0.8%
UBS Private Money Market Fund, LLC, 1.01%
   (cost $1,566,800) ..........................      1,566,800        1,566,800
                                                                  -------------

Total Investments-101.3%
   (cost $149,703,708) ........................                     195,178,992
Other assets less liabilities-(1.3%) ..........                      (2,512,404)
                                                                  -------------

Net Assets-100% ...............................                   $ 192,666,588
                                                                  =============

*     See Note E for securities lending information.

(a)   Non-income producing security.

      See notes to financial statements.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

              Real Estate Investment Institutional Fund-Portfolio of Investments
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
October 31, 2003

Company                                                 Shares            Value
--------------------------------------------------------------------------------

COMMON STOCKS-97.7%

Real Estate Investment Trusts-97.7%
Apartments-14.0%
Apartment Investment & Management Co. .........        249,900      $ 10,220,910
Archstone-Smith Trust .........................        257,800         6,883,260
AvalonBay Communities, Inc. ...................         58,900         2,689,963
Camden Property Trust .........................        259,100        10,260,360
Equity Residential Properties Trust ...........        293,800         8,593,650
Essex Property Trust, Inc. ....................         81,600         4,886,208
United Dominion Realty Trust, Inc. ............        421,800         7,360,410
                                                                    ------------
                                                                      50,894,761
                                                                    ------------
Diversified & Others-8.7%
Cousins Properties, Inc. ......................        245,600         7,061,000
iStar Financial, Inc. .........................        250,300         9,526,418
Vornado Realty Trust ..........................        300,400        15,185,220
                                                                    ------------
                                                                      31,772,638
                                                                    ------------
Hotels-5.9%
Hersha Hospitality Trust ......................        181,600         1,579,920
Host Marriott Corp.(a) ........................      1,239,000        12,947,550
Starwood Hotels & Resorts Worldwide, Inc. .....        209,200         7,056,316
                                                                    ------------
                                                                      21,583,786
                                                                    ------------
Office-18.9%
Alexandria Real Estate Equities, Inc. .........        222,500        11,347,500
Boston Properties, Inc. .......................        268,400        11,876,700
Corporate Office Properties Trust .............        428,000         8,277,520
Equity Office Properties Trust ................        549,200        15,383,092
Mack-Cali Realty Corp. ........................        236,100         8,898,609
Maguire Properties, Inc. ......................        211,300         4,606,340
SL Green Realty Corp. .........................        235,000         8,495,250
                                                                    ------------
                                                                      68,885,011
                                                                    ------------
Office-Industrial Mix-2.6%
Duke Realty Corp. .............................        268,800         7,870,464
First Potomac Realty Trust(a) .................        113,000         1,828,340
                                                                    ------------
                                                                       9,698,804
                                                                    ------------
Regional Malls-20.6%
General Growth Properties, Inc. ...............        247,200        18,910,800
Macerich Co. ..................................        224,600         9,028,920
Mills Corp. ...................................        201,200         8,208,960
Rouse Co. .....................................        360,200        15,488,600
Simon Property Group, Inc. ....................        517,000        23,306,360
                                                                    ------------
                                                                      74,943,640
                                                                    ------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 27

Real Estate Investment Institutional Fund-Portfolio of Investments
--------------------------------------------------------------------------------

                                                     Shares or
                                                     Principal
                                                        Amount
Company                                                  (000)             Value
--------------------------------------------------------------------------------

Shopping Centers-12.2%
Developers Diversified Realty Corp. ...........        592,300      $ 17,117,470
Heritage Property Investment Trust ............        104,400         2,944,080
Kimco Realty Corp. ............................        152,850         6,367,731
Pan Pacific Retail Properties, Inc. ...........        205,100         9,096,185
Regency Centers Corp. .........................        237,500         8,806,500
                                                                    ------------
                                                                      44,331,966
                                                                    ------------
Storage-2.4%
Shurgard Storage Centers, Inc. Cl.A ...........        245,500         8,887,100
                                                                    ------------

Warehouse & Industrial-12.4%
AMB Property Corp. ............................        521,900        15,651,781
EastGroup Properties, Inc. ....................        201,900         5,885,385
ProLogis Trust ................................        800,700        23,652,678
                                                                    ------------
                                                                      45,189,844
                                                                    ------------
Total Common Stocks
   (cost $295,674,277) ........................                      356,187,550
                                                                    ------------

SHORT-TERM INVESTMENT-1.9%
Time Deposit-1.9%
State Street Euro Dollar
   0.50%, 11/03/03
   (cost $6,839,000) ..........................     $    6,839         6,839,000
                                                                    ------------

Total Investments-99.6%
   (cost $302,513,277) ........................                      363,026,550
Other assets less liabilities-0.4% ............                        1,419,268
                                                                    ------------

Net Assets-100% ...............................                     $364,445,818
                                                                    ============

(a)   Non-income producing security.

      See notes to financial statements.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                               Statement of Assets & Liabilities
--------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
October 31, 2003

                                                                 Premier Growth           Quasar
                                                                 Institutional        Institutional
                                                                      Fund                 Fund
                                                                 =============        =============
Assets
Investments in securities, at value
   (cost $79,501,408 and $149,703,708,
   respectively-including investment of
   cash collateral for securities loaned
   of $0 and $1,566,800, respectively)  ...........              $  95,593,548        $ 195,178,992(a)
Cash ..............................................                     13,403                  473
Receivable for investment securities sold .........                    852,322            2,666,114
Receivable for capital stock sold .................                    288,865              106,045
Interest and dividends receivable .................                     89,799                6,529
                                                                 -------------        -------------
Total assets ......................................                 96,837,937          197,958,153
                                                                 -------------        -------------
Liabilities
Payable for collateral on securities
   loaned .........................................                         -0-           1,566,800
Payable for capital stock redeemed ................                  1,533,597              238,810
Payable for investment securities
   purchased ......................................                    518,943            3,286,214
Advisory fee payable ..............................                     71,659              136,402
Distribution fee payable ..........................                      5,199                   -0-
Accrued expenses ..................................                     92,322               63,339
                                                                 -------------        -------------
Total liabilities .................................                  2,221,720            5,291,565
                                                                 -------------        -------------
Net Assets ........................................              $  94,616,217        $ 192,666,588
                                                                 =============        =============
Composition of Net Assets
Capital stock, at par .............................              $      10,621        $      25,662
Additional paid-in capital ........................                285,414,808          170,557,551
Accumulated net realized loss on
   investment transactions ........................               (206,901,352)         (23,391,909)
Net unrealized appreciation
   of investments .................................                 16,092,140           45,475,284
                                                                 -------------        -------------
                                                                 $  94,616,217        $ 192,666,588
                                                                 =============        =============
Calculation of Maximum Offering Price
Class I Shares
Net assets ........................................              $  74,042,282        $ 192,665,783
                                                                 =============        =============
Shares of capital stock issued
   and outstanding ................................                  8,273,804           25,661,561
                                                                 =============        =============
Net asset value, redemption and offering
   price per share ................................                      $8.95                $7.51
                                                                         =====                =====
Class II Shares
Net assets ........................................              $  20,573,935        $      805.22
                                                                 =============        =============
Shares of capital stock issued
   and outstanding ................................                  2,347,548              109.855
                                                                 =============        =============
Net asset value, redemption and offering
   price per share ................................                      $8.76                $7.33
                                                                         =====                =====

(a)   Includes securities on loan with a value of $1,413,350 (see Note E).

      See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 29

Statement of Assets & Liabilities
--------------------------------------------------------------------------------

                                                                          Real Estate
                                                                          Investment
                                                                         Institutional
                                                                             Fund
                                                                         =============
Assets
Investments in securities, at value (cost $302,513,277)  ........        $ 363,026,550
Cash ............................................................                  802
Receivable for capital stock sold ...............................            2,214,377
Receivable for investment securities sold .......................            1,899,149
Interest and dividends receivable ...............................              120,948
                                                                         -------------
Total assets ....................................................          367,261,826
                                                                         -------------
Liabilities
Payable for investment securities purchased .....................            2,080,920
Payable for capital stock redeemed ..............................              337,282
Advisory fee payable ............................................              274,741
Accrued expenses ................................................              123,065
                                                                         -------------
Total liabilities ...............................................            2,816,008
                                                                         -------------
Net Assets ......................................................        $ 364,445,818
                                                                         =============
Composition of Net Assets
Capital stock, at par ...........................................        $      37,217
Additional paid-in capital ......................................          310,485,923
Accumulated net realized loss on investment and
   foreign currency transactions ................................           (6,590,595)
Net unrealized appreciation of investments ......................           60,513,273
                                                                         -------------
                                                                         $ 364,445,818
                                                                         =============
Calculation of Maximum Offering Price
Class I Shares
Net assets ......................................................        $ 364,444,931
                                                                         -------------
Shares of capital stock issued and outstanding ..................           37,216,977
                                                                         =============
Net asset value, redemption and offering price
   per share ....................................................                $9.79
                                                                                 =====
Class II Shares
Net assets ......................................................        $      886.92
                                                                         =============
Shares of capital stock issued and outstanding ..................               90.003
                                                                         =============
Net asset value, redemption and offering price
   per share ....................................................                $9.85
                                                                                 =====

See notes to financial statements.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                                         Statement of Operations
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Year Ended October 31, 2003

                                                        Premier Growth         Quasar
                                                         Institutional      Institutional
                                                             Fund               Fund
                                                        ==============      =============
Investment Income
Dividends (net of foreign taxes withheld
   of $7,246 and $2,093, respectively)  ........         $    710,137       $    369,910
Interest .......................................               10,968             54,482
                                                         ------------       ------------
Total income ...................................              721,105            424,392
                                                         ------------       ------------
Expenses
Advisory fee ...................................              883,698          1,390,979
Distribution fee--Class II .....................               58,417                 -0-
Custodian ......................................              123,239            175,994
Administrative .................................              123,000            123,000
Transfer agency ................................               90,359            110,526
Audit and legal ................................               50,824             59,980
Registration fees ..............................               26,189             21,735
Directors' fees and expenses ...................               19,881             19,822
Printing .......................................               18,729              6,972
Amortization of organization expenses ..........                3,058              7,538
Miscellaneous ..................................               13,148             14,646
                                                         ------------       ------------
Total expenses .................................            1,410,542          1,931,192
Less: expense offset arrangement
   (see Note B) ................................                   -0-              (785)
Less: expenses waived and reimbursed
   by adviser (see Note B) .....................             (556,796)          (261,230)
                                                         ------------       ------------
Net expenses ...................................              853,746          1,669,177
                                                         ------------       ------------
Net investment loss ............................             (132,641)        (1,244,785)
                                                         ------------       ------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on investment
   transactions ................................          (12,596,179)         5,808,387
Net change in unrealized
   appreciation/depreciation
   of investments ..............................           24,251,013         49,847,080
                                                         ------------       ------------
Net gain on investment transactions ............           11,654,834         55,655,467
                                                         ------------       ------------
Net Increase in Net Assets
   from Operations .............................         $ 11,522,193       $ 54,410,682
                                                         ============       ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 31

Statement of Operations
--------------------------------------------------------------------------------

                                                                   Real Estate
                                                                   Investment
                                                                  Institutional
                                                                      Fund
                                                                  =============

Investment Income
Dividends .................................................        $ 12,249,083
Interest ..................................................              76,997
                                                                   ------------
Total income ..............................................          12,326,080
                                                                   ------------
Expenses
Advisory fee ..............................................           2,355,312
Distribution fee--Class II ................................                  34
Administrative ............................................             137,598
Custodian .................................................             118,137
Audit and legal ...........................................              72,771
Printing ..................................................              70,564
Transfer agency ...........................................              33,764
Directors' fees and expenses ..............................              18,013
Registration fees .........................................              17,698
Amortization of organization expenses .....................               1,942
Miscellaneous .............................................              23,212
                                                                   ------------
Total expenses ............................................           2,849,045
Less: expense offset arrangement (see Note B) .............                (120)
Less: expenses waived and reimbursed
   by adviser (see Note B) ................................             (31,750)
                                                                   ------------
Net expenses ..............................................           2,817,175
                                                                   ------------
Net investment income .....................................           9,508,905
                                                                   ------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized loss on investment transactions ..............            (676,564)
Net change in unrealized appreciation/depreciation
   of investments .........................................          71,381,187
                                                                   ------------
Net gain on investment transactions .......................          70,704,623
                                                                   ------------
Net Increase in Net Assets from Operations ................        $ 80,213,528
                                                                   ============

See notes to financial statements.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                       Premier Growth
                                                     Institutional Fund
                                               ================================
                                                Year Ended          Year Ended
                                                October 31,         October 31,
                                                   2003                2002
                                               =============      =============

Increase (Decrease) in Net Assets
from Operations
Net investment loss ......................     $    (132,641)     $    (460,519)
Net realized loss on investment
   transactions ..........................       (12,596,179)       (72,436,478)
Net change in unrealized
   appreciation/depreciation
   of investments ........................        24,251,013         37,776,489
                                               -------------      -------------
Net increase (decrease) in net assets
   from operations .......................        11,522,193        (35,120,508)
Capital Stock Transactions
Net decrease .............................        (4,958,024)       (83,136,250)
                                               -------------      -------------
Total increase (decrease) ................         6,564,169       (118,256,758)
Net Assets
Beginning of period ......................        88,052,048        206,308,806
                                               -------------      -------------
End of period ............................     $  94,616,217      $  88,052,048
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 33

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                   Quasar Institutional Fund
                                               ================================
                                                Year Ended          Year Ended
                                                October 31,         October 31,
                                                   2003                2002
                                               =============      =============

Increase (Decrease) in Net Assets
from Operations
Net investment loss ......................     $  (1,244,785)     $    (856,704)
Net realized gain (loss) on investment
   transactions ..........................         5,808,387        (21,703,462)
Net change in unrealized
   appreciation/depreciation
   of investments ........................        49,847,080         (4,267,178)
                                               -------------      -------------
Net increase (decrease) in net assets
   from operations .......................        54,410,682        (26,827,344)
Capital Stock Transactions
Net increase .............................        33,083,583         72,815,987
                                               -------------      -------------
Total increase ...........................        87,494,265         45,988,643
Net Assets
Beginning of period ......................       105,172,323         59,183,680
                                               -------------      -------------
End of period ............................     $ 192,666,588      $ 105,172,323
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                     Real Estate Investment
                                                       Institutional Fund
                                               ================================
                                                 Year Ended        Year Ended
                                                 October 31,       October 31,
                                                    2003              2002
                                               =============      =============

Increase (Decrease) in Net Assets
from Operations
Net investment income ....................     $   9,508,905      $   4,226,568
Net realized loss on investment
   transactions ..........................          (676,564)        (1,077,328)
Net change in unrealized
   appreciation/depreciation
   of investments ........................        71,381,187         (8,390,538)
                                               -------------      -------------
Net increase (decrease) in net assets
   from operations .......................        80,213,528         (5,241,298)
Dividends and Distributions
to Shareholders from
Net investment income
   Class I ...............................        (9,508,520)        (4,245,555)
   Class II ..............................              (385)            (1,128)
Tax return of capital
   Class I ...............................        (3,199,893)        (2,086,839)
   Class II ..............................              (129)              (554)
Capital Stock Transactions
Net increase .............................       118,104,395        141,878,161
                                               -------------      -------------
Total increase ...........................       185,608,996        130,302,787
Net Assets
Beginning of period ......................       178,836,822         48,534,035
                                               -------------      -------------
End of period ............................     $ 364,445,818      $ 178,836,822
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 35

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
October 31, 2003

NOTE A

Significant Accounting Policies

AllianceBernstein Institutional Funds, Inc. (the "Company"), formerly Alliance Institutional Funds, Inc., was organized as a Maryland corporation on October 3, 1997 and is registered under the In vestment Company Act of 1940 as an open-end series investment company. The Company is comprised of four funds, AllianceBernstein Premier Growth Institutional Fund, formerly Alliance Premier Growth Institutional Fund, AllianceBernstein Quasar Institutional Fund, formerly Alliance Quasar Institutional Fund, AllianceBernstein Real Estate Investment Institutional Fund and AllianceBernstein Special Equity Institutional Fund, formerly Special Equity Institutional Fund. This report relates only to the operations of the Premier Growth Institutional Fund, Quasar Institutional Fund and Real Estate Investment Institutional Fund (collectively, the "Funds"). Each Fund has different investment objectives and policies. Each Fund offers Class I and Class II shares. Sales are made without a sales charge, at each Fund's net asset value per share. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The


--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 37

Notes to Financial Statements
--------------------------------------------------------------------------------

3. Organization Expenses

Organization expenses of approximately $73,098 for the Premier Growth Institutional Fund, $73,098 for the Quasar Institutional Fund, and $73,099 for the Real Estate Investment Institutional Fund, had been deferred and were amortized on a straight-line basis through January 2003, March 2003 and December 2002, respectively.

4. Taxes

It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. In vestment gains and losses are determined on the identified cost basis. The Funds accrete discounts as adjustments to interest income. Additionally, the Funds amortize premiums on debt securities for financial statement reporting purposes only.

6. Income and Expenses

All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that Class II shares bear higher transfer agent and distribution fees. Expenses of the Company are charged to each Fund in proportion to their net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Funds pay the Adviser an advisory fee at an annual rate of 1% of the Premier Growth Institutional and the Quasar Institutional Funds' average daily net assets and .90% of the Real Estate Investment Institutional Fund's average daily net assets. Such fees are accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an


--------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

annual basis to .90% and 1.20% of average daily net assets for Class I and Class II of the Premier Growth Institutional Fund and 1.20% and 1.50% of average daily net assets for Class I and Class II of the Quasar Institutional Fund and Real Estate Investment Institutional Fund. For the year ended October 31, 2003, such reimbursement amounted to: Premier Growth Institutional Fund $433,796 and Quasar Institutional Fund $138,230. There were no reimbursement for Real Estate Investment Institutional Fund.

Pursuant to the advisory agreement, the Adviser provides to each Fund certain legal and accounting services. For the year ended October 31, 2003, the Adviser agreed to waive a portion of its fees for the Real Estate Investment Institutional Fund and all of its fees for the Premier Growth Institutional and Quasar Institutional Funds. Such waiver amounted to: Premier Growth Institutional Fund $123,000, Quasar Institutional Fund $123,000 and Real Estate Investment Institutional Fund $31,750.

The Funds compensate Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. For the year ended October 31, 2003, such compensation amounted to:
Premier Growth Institutional Fund $36,000; Quasar Institutional Fund $18,000 and Real Estate Investment Institutional Fund $18,000.

For the year ended October 31, 2003, the Fund's expenses were reduced by $785 and $120 for the Quasar Institutional Fund and Real Estate Investment Institutional Fund, respectively, under an expense offset arrangement with AGIS. There was no offset amount for the Premier Growth Institutional Fund.

Brokerage commissions paid on investment transactions for the year ended October 31, 2003, amounted to $297,506 for the Premier Growth Institutional Fund; $672,438 for the Quasar Institutional Fund and $346,974 for the Real Estate Investment Institutional Fund, of which $13,850, $0 and $730 was paid by the Premier Growth Institutional Fund, Quasar Institutional Fund and the Real Estate Investment Institutional Fund, respectively, to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Funds have adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Funds pay distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30% of average daily net assets attributable to Class II shares. There are no distribution and servicing fees on Class I shares. The fees are accrued daily and paid monthly. The


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 39

Notes to Financial Statements
--------------------------------------------------------------------------------

Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class II shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Funds' shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2003 were as follows:

                             Premier Growth
                              Institutional             Quasar Institutional
                       --------------------------    ---------------------------
                          Purchases         Sales      Purchases          Sales
--------------------------------------------------------------------------------
Investment securities
  (excluding U.S.
  government
  securities) .......  $ 76,061,256  $ 79,706,001   $186,721,457   $155,571,913
U.S. government
  securities ........     3,330,368     4,454,904             -0-            -0-

                                                        Real Estate Investment
                                                             Institutional
                                                    ----------------------------
                                                       Purchases          Sales
--------------------------------------------------------------------------------
Investment securities
  (excluding U.S.
  government
  securities) .......                               $158,262,565   $ 38,578,019
U.S. government
  securities ........                                         -0-            -0-

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

                                        Premier                     Real Estate
                                         Growth          Quasar      Investment
                                  Institutional   Institutional   Institutional
--------------------------------------------------------------------------------
Cost ..........................   $  83,044,867   $ 152,193,899   $ 303,319,054
                                  =============   =============   =============

Gross unrealized appreciation .   $  13,389,105   $  44,399,747   $  59,895,914
Gross unrealized depreciation .        (840,424)     (1,414,654)       (188,418)
                                  -------------   -------------   -------------
Net unrealized appreciation ...   $  12,548,681   $  42,985,093   $  59,707,496
                                  =============   =============   =============

NOTE E

Securities Lending

The Premier Growth Institutional and Quasar Institutional Funds, and Real Estate Investment Institutional Fund have entered into separate securities lending agreements with UBS Warburg LLC, formerly UBS/Paine Webber, Inc., and AG Edwards & Sons, Inc. (collectively, the "Lending Agents"), respectively. Under the terms of the agreements, the Lending Agents, on behalf of the Funds,


--------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

administer the lending of portfolio securities to certain broker-dealers. In return, the Funds receive fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Funds. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Funds.

The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Funds. The Lending Agents will indemnify the respective Funds for any losses resulting from a borrower's failure to return a loaned security when due. As of October 31, 2003, the Quasar Institutional Fund had loaned securities with a value of $1,413,350 and received cash collateral of $1,566,800 and the Premier Growth Institutional Fund and the Real Estate Investment Institutional Fund had no securities on loan. For the year ended October 31, 2003, the Premier Growth Institutional Fund, Quasar Institutional Fund and Real Estate Investment Institutional Fund earned fee income of $4,019, $25,692 and $2,642, respectively, which is included in interest income in the accompanying statement of operations.

NOTE F

Capital Stock

There are 18,000,000,000 shares of $.001 par value capital stock authorized, 6,000,000,000 shares each for Premier Growth Institutional Fund, Quasar Institutional Fund and Real Estate Investment Institutional Fund. Each Fund consists of two classes designated Class I and Class II, each with 3,000,000,000 authorized shares. Transactions in shares of capital stock were as follows:

                                        Premier Growth Institutional Fund

                     -----------------------------      ------------------------------
                                 Shares                            Amount
                     -----------------------------      ------------------------------
                      Year Ended        Year Ended        Year Ended        Year Ended
                     October 31,       October 31,       October 31,       October 31,
                            2003              2002              2003              2002
                     -----------------------------------------------------------------
Class I
Shares sold            2,940,596         4,647,326     $  22,372,365     $  47,090,534
--------------------------------------------------------------------------------------
Shares redeemed       (3,178,017)      (14,178,204)      (25,072,235)     (129,330,481)
--------------------------------------------------------------------------------------
Net decrease            (237,421)       (9,530,878)    $  (2,699,870)    $ (82,239,947)
======================================================================================

Class II
Shares sold              553,861         1,146,063     $   4,393,171     $  10,608,848
--------------------------------------------------------------------------------------
Shares redeemed         (864,458)       (1,379,950)       (6,651,325)      (11,505,151)
--------------------------------------------------------------------------------------
Net decrease            (310,597)         (233,887)    $  (2,258,154)    $    (896,303)
======================================================================================


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 41

Notes to Financial Statements
--------------------------------------------------------------------------------

                                           Quasar Institutional Fund

                       -----------------------------     -------------------------------
                                   Shares                            Amount
                       -----------------------------     -------------------------------
                        Year Ended        Year Ended        Year Ended        Year Ended
                       October 31,       October 31,       October 31,       October 31,
                              2003              2002              2003              2002
                       -----------------------------------------------------------------
Class I
Shares sold              6,202,025        14,548,590     $  36,833,273     $  94,143,999
----------------------------------------------------------------------------------------
Shares redeemed           (616,986)       (3,172,612)       (3,750,190)      (21,328,009)
----------------------------------------------------------------------------------------
Net increase             5,585,039        11,375,978     $  33,083,083     $  72,815,990
========================================================================================

Class II
Shares sold                     97                -0-    $         500     $          -0-
----------------------------------------------------------------------------------------
Shares redeemed                 -0-               -0-               -0-               (3)
----------------------------------------------------------------------------------------
Net increase
  (decrease)                    97                -0-    $         500     $          (3)
========================================================================================

                                   Real Estate Investment Institutional Fund

                       -----------------------------     -------------------------------
                                   Shares                            Amount
                       -----------------------------     -------------------------------
                        Year Ended        Year Ended        Year Ended        Year Ended
                       October 31,       October 31,       October 31,       October 31,
                              2003              2002              2003              2002
                       -----------------------------------------------------------------

Class I
Shares sold             16,144,829        18,353,457     $ 139,068,650     $ 151,928,779
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions            434,003           208,930         3,710,663         1,746,764
----------------------------------------------------------------------------------------
Shares redeemed         (2,826,490)       (1,422,046)      (24,654,472)      (11,753,333)
----------------------------------------------------------------------------------------
Net increase            13,752,342        17,140,341     $ 118,124,841     $ 141,922,210
========================================================================================

Class II
Shares sold                     10                -0-    $          91     $          -0-
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                 63               201               506             1,682
----------------------------------------------------------------------------------------
Shares redeemed             (2,421)           (5,790)          (21,043)          (45,731)
----------------------------------------------------------------------------------------
Net decrease                (2,348)           (5,589)    $     (20,446)    $     (44,049)
========================================================================================

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Funds did not utilize the Facility during the year ended October 31, 2003.


--------------------------------------------------------------------------------
42 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended October 31, 2003 and October 31, 2002 were as follows:

Premier Growth Institutional Fund                   2003               2002
                                                ===========        ===========

Distributions paid from:
   Net long-term capital gain ...........       $        -0-       $        -0-
   Ordinary income ......................                -0-                -0-
                                                -----------        -----------
   Total taxable distributions ..........                -0-                -0-
                                                -----------        -----------
Total distributions paid ................       $        -0-       $        -0-
                                                ===========        ===========

As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses .................         $(203,357,893)(a)
Unrealized appreciation/(depreciation) ...............            12,548,681(b)
                                                               -------------
Total accumulated earnings/(deficit) .................         $(190,809,212)
                                                               =============

(a) On October 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $203,357,893, of which $113,207,447 expires in the year 2009, $71,321,142 expires in the year 2010 and $18,829,304 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences, primarily due to net operating losses resulted in a net decrease in accumulated net investment loss and a decrease in additional paid-in capital. This reclassification had no effect on net assets.

Quasar Institutional Fund                           2003               2002
                                                ===========        ===========

Distributions paid from:
   Ordinary income ......................       $        -0-       $        -0-
   Total taxable distributions ..........                -0-                -0-
                                                -----------        -----------
Total distributions paid ................       $        -0-       $        -0-
                                                ===========        ===========


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 43

Notes to Financial Statements
--------------------------------------------------------------------------------

As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ..................         $(20,901,718)(a)
Unrealized appreciation/(depreciation) ................           42,985,093(b)
                                                                ------------
Total accumulated earnings/(deficit) ..................         $ 22,083,375
                                                                ============

(a) On October 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $20,901,718 all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended October 31, 2003, $4,758,128 of capital loss carryforward was utilized.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences, primarily due to net operating losses resulted in a net decrease in accumulated net investment loss and a decrease in additional paid-in capital. This reclassification had no effect on net assets.

Real Estate Investment
Institutional Fund                                     2003             2002
                                                  =============    =============

Distributions paid from:
   Ordinary income .......................        $   9,508,905    $   4,246,683
                                                  -------------    -------------
   Total taxable distributions ...........            9,508,905        4,246,683
   Tax return of capital .................            3,200,022        2,087,393
                                                  -------------    -------------
Total distributions paid .................        $  12,708,927    $   6,334,076
                                                  =============    =============

As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ..................         $ (5,784,818)(a)
Unrealized appreciation/(depreciation) ................           59,707,496(b)
                                                                ------------
Total accumulated earnings/(deficit) ..................         $ 53,922,678
                                                                ============

(a) On October 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $5,784,818 of which $251,156 expires in the year 2006, $4,551,298 expires in the year 2007, $449,541 expires in the year 2010 and $532,823 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences, primarily due to tax return of capital, resulted in a net decrease in distributions in excess of net investment loss and a decrease in additional paid-in capital. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
44 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE I

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Funds' Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities. Please see "Subsequent Events" below for a description of the agreements reached by Alliance Capital and the SEC and NYAG in connection with the investigations mentioned above.

A special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, more than thirty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Company as a defendant. All of these lawsuits seek an unspecified amount of damages.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 45

Notes to Financial Statements
--------------------------------------------------------------------------------

As a result of the matters more fully discussed in the note entitled "Subsequent Events" below, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

NOTE J

Subsequent Events

On December 18, 2003, Alliance Capital, the Fund's Adviser, confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to the market timing relationships described in the SEC Order (i.e., relationships Alliance Capital maintained with some investors who were permitted to engage in market timing trades in some of the AllianceBernstein Mutual Funds in return for or in connection with making investments (which were not actively traded) in other Alliance Capital products, including hedge funds and mutual funds, for which Alliance Capital receives advisory fees). According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.


--------------------------------------------------------------------------------
46 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                                            Financial Highlights
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                 Premier Growth Institutional Fund

                                               ------------------------------------------------------------------
                                                                              Class I
                                               ------------------------------------------------------------------
                                                                     Year Ended October 31,
                                               ------------------------------------------------------------------
                                                   2003         2002           2001           2000            1999
                                               ------------------------------------------------------------------
Net asset value,
  beginning of period ....................     $  7.92       $  9.87       $  17.06       $  17.55       $  12.62
                                               ------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a)(b) ................        (.01)         (.02)          (.02)          (.03)          (.04)
Net realized and unrealized
  gain (loss) on investment
  transactions ...........................        1.04         (1.93)         (5.94)           .75           4.98
                                               ------------------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations ........................        1.03         (1.95)         (5.96)           .72           4.94
                                               ------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net investment
  income .................................          -0-           -0-            -0-            -0-          (.01)
Distributions from
  net realized gain on
  investment transactions ................          -0-           -0-         (1.12)         (1.21)            -0-
Distributions in excess
  of net realized gain on
  investment transactions ................          -0-           -0-          (.11)            -0-            -0-
                                               ------------------------------------------------------------------
Total dividends and
  distributions ..........................          -0-           -0-         (1.23)         (1.21)          (.01)
                                               ------------------------------------------------------------------
Net asset value,
  end of period ..........................     $  8.95       $  7.92       $   9.87       $  17.06       $  17.55
                                               ==================================================================
Total Return
Total investment return based
  on net asset value(c)  .................       13.01%       (19.76)%       (37.36)%         3.94%         39.17%
Ratios/Supplemental Data
Net assets, end of period(d) .............     $74,042       $67,380       $178,157       $446,373       $247,269
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .......................         .90%          .90%           .90%           .90%           .90%
  Expenses, before waivers/
    reimbursements .......................        1.54%         1.32%          1.16%          1.13%          1.28%
  Net investment loss(b) .................        (.08)%        (.23)%         (.20)%         (.16)%         (.22)%
Portfolio turnover rate ..................          91%           96%           156%           124%            85%

See footnote summary on page 53.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 47

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                           Premier Growth Institutional Fund

                                               --------------------------------------------------------------
                                                                       Class II
                                               --------------------------------------------------------------
                                                                Year Ended October 31,
                                               --------------------------------------------------------------
                                                  2003          2002          2001          2000         1999
                                               --------------------------------------------------------------
Net asset value,
  beginning of period ....................     $  7.78       $  9.73       $ 16.88       $ 17.44       $12.58
                                               --------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a)(b) ................        (.03)         (.05)         (.06)         (.10)        (.10)
Net realized and unrealized
  gain (loss) on investment
  transactions ...........................        1.01         (1.90)        (5.86)          .75         4.96
                                               --------------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations ........................         .98         (1.95)        (5.92)          .65         4.86
                                               --------------------------------------------------------------
Less: Distributions
Distributions from
  net realized gain on
  investment transactions ................          -0-           -0-        (1.12)        (1.21)          -0-
Distributions in excess
  of net realized gain on
  investment transactions ................          -0-           -0-         (.11)           -0-          -0-
                                               --------------------------------------------------------------
Total distributions ......................          -0-           -0-        (1.23)        (1.21)          -0-
                                               --------------------------------------------------------------
Net asset value,
  end of period ..........................     $  8.76       $  7.78       $  9.73       $ 16.88       $17.44
                                               ==============================================================
Total Return
Total investment return based
  on net asset value(c)  .................       12.60%       (20.04)%      (37.54)%        3.54%       38.63%
Ratios/Supplemental Data
Net assets, end of period(d) .............     $20,574       $20,672       $28,152       $10,176       $7,790
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .......................        1.20%         1.20%         1.20%         1.30%        1.30%
  Expenses, before waivers/
    reimbursements .......................        1.80%         1.60%         1.49%         1.53%        1.68%
  Net investment loss(b) .................        (.39)%        (.52)%        (.52)%        (.57)%       (.62)%
Portfolio turnover rate ..................          91%           96%          156%          124%          85%

See footnote summary on page 53.


--------------------------------------------------------------------------------
48 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   Quasar Institutional Fund

                                               -----------------------------------------------------------------
                                                                            Class I
                                               -----------------------------------------------------------------
                                                                     Year Ended October 31,
                                               -----------------------------------------------------------------
                                                   2003           2002          2001          2000          1999
                                               -----------------------------------------------------------------
Net asset value,
  beginning of period ....................     $   5.24       $   6.80       $ 11.38       $  7.92       $  7.42
                                               -----------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a)(b) ................         (.05)          (.06)         (.05)         (.11)         (.02)
Net realized and unrealized
  gain (loss) on investment
  transactions ...........................         2.32          (1.50)        (2.69)         3.57           .53
                                               -----------------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations ........................         2.27          (1.56)        (2.74)         3.46           .51
                                               -----------------------------------------------------------------
Less: Dividends and
  Distributions
Distributions in excess of
  net investment income ..................           -0-            -0-           -0-           -0-         (.01)
Distributions from
  net realized gain on
  investment transactions ................           -0-            -0-        (1.72)           -0-           -0-
Distributions in excess
  of net realized gain on
  investment transactions ................           -0-            -0-         (.12)           -0-           -0-
                                               -----------------------------------------------------------------
Total dividends and
  distributions ..........................           -0-            -0-        (1.84)           -0-         (.01)
                                               -----------------------------------------------------------------
Net asset value,
  end of period ..........................     $   7.51       $   5.24       $  6.80       $ 11.38       $  7.92
                                               =================================================================
Total Return
Total investment return based
  on net asset value(c)  .................        43.32%        (22.94)%      (27.20)%       43.69%         6.88%
Ratios/Supplemental Data
Net assets, end of period(d) .............     $192,666       $105,172       $59,184       $12,606       $16,798
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .......................         1.20%          1.20%         1.20%         1.20%         1.20%
  Expenses, before waivers/
    reimbursements .......................         1.39%          1.52%         2.38%         2.39%         2.08%
  Net investment loss(b) .................         (.89)%         (.95)%        (.71)%       (1.08)%        (.20)%
Portfolio turnover rate ..................          115%           106%          125%          181%          144%

See footnote summary on page 53.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 49

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               Quasar Institutional Fund

                                               -------------------------------------------------------------
                                                                       Class II
                                               -------------------------------------------------------------
                                                                 Year Ended October 31,
                                               -------------------------------------------------------------
                                                 2003          2002          2001         2000          1999
                                               -------------------------------------------------------------
Net asset value,
  beginning of period ....................     $ 5.14       $  6.71       $ 11.32       $ 7.90       $  7.40
                                               -------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a)(b) ................       (.08)         (.20)         (.07)        (.06)         (.05)
Net realized and unrealized
  gain (loss) on investment
  transactions ...........................       2.27         (1.37)        (2.70)        3.48           .55
                                               -------------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations ........................       2.19         (1.57)        (2.77)        3.42           .50
                                               -------------------------------------------------------------
Less: Distributions
Distributions from
  net realized gain on
  investment transactions ................         -0-           -0-        (1.72)          -0-           -0-
Distributions in excess
  of net realized gain on
  investment transactions ................         -0-           -0-         (.12)          -0-           -0-
                                               -------------------------------------------------------------
Total distributions ......................         -0-           -0-        (1.84)          -0-           -0-
                                               -------------------------------------------------------------
Net asset value,
  end of period ..........................     $ 7.33       $  5.14       $  6.71       $11.32       $  7.90
                                               =============================================================
Total Return
Total investment return based
  on net asset value(c)  .................      42.61%       (23.40)%      (27.71)%      43.29%         6.76%
Ratios/Supplemental Data
Net assets, end of period ................     $  805       $    65       $    87       $  495       $14,400(d)
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .......................       1.50%         1.50%         1.50%        1.35%         1.35%
  Expenses, before waivers/
    reimbursements .......................       1.59%         1.94%         2.23%        2.29%         2.14%
  Net investment loss(b) .................      (1.27)%       (3.09)%        (.84)%       (.64)%        (.51)%
Portfolio turnover rate ..................        115%          106%          125%         181%          144%

See footnote summary on page 53.


--------------------------------------------------------------------------------
50 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         Real Estate Investment Institutional Fund

                                               ---------------------------------------------------------------
                                                                            Class I
                                               ---------------------------------------------------------------
                                                                    Year Ended October 31,
                                               ---------------------------------------------------------------
                                                   2003           2002          2001         2000         1999
                                               ---------------------------------------------------------------
Net asset value,
  beginning of period ....................     $   7.62       $   7.66       $  7.48       $ 6.77       $ 7.78
                                               ---------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ..............          .31            .28           .39          .07          .37
Net realized and unrealized
  gain (loss) on investment
  transactions ...........................         2.28            .10           .21         1.12         (.90)
                                               ---------------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations ........................         2.59            .38           .60         1.19         (.53)
                                               ---------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ......................         (.31)          (.28)         (.39)        (.45)        (.37)
Distributions in excess of
  net investment income ..................           -0-            -0-           -0-        (.03)        (.06)
Tax return of capital ....................         (.11)          (.14)         (.03)          -0-        (.05)
                                               ---------------------------------------------------------------
Total dividends and
  distributions ..........................         (.42)          (.42)         (.42)        (.48)        (.48)
                                               ---------------------------------------------------------------
Net asset value,
  end of period ..........................     $   9.79       $   7.62       $  7.66       $ 7.48       $ 6.77
                                               ===============================================================
Total Return
Total investment return based
  on net asset value(c) ..................        34.96%          4.58%         8.05%       18.28%       (7.21)%
Ratios/Supplemental Data
Net assets, end of period(d) .............     $364,445       $178,818       $48,472       $1,584       $1,147
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .......................         1.08%          1.19%         1.00%        1.00%        1.00%
  Expenses, before waivers/
    reimbursements .......................         1.09%          1.29%         3.52%       13.03%        3.54%
  Net investment income(b) ...............         3.63%          3.41%         5.32%        1.01%        4.75%
Portfolio turnover rate ..................           15%            24%           19%         211%          32%

See footnote summary on page 53.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 51

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                       Real Estate Investment Institutional Fund

                                                    ------------------------------------------------------------------------------
                                                                                        Class II
                                                    ------------------------------------------------------------------------------
                                                                                 Year Ended October 31,
                                                    ------------------------------------------------------------------------------
                                                      2003              2002              2001              2000              1999
                                                    ------------------------------------------------------------------------------
Net asset value,
  beginning of period ....................          $ 7.66            $ 7.71            $ 7.52            $ 6.79            $ 7.77
                                                    ------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income
  (loss)(a)(b) ...........................             .30               .27               .34              (.07)              .20
Net realized and unrealized
  gain (loss) on investment
  transactions ...........................            2.29               .08               .25              1.24              (.74)
                                                    ------------------------------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations ........................            2.59               .35               .59              1.17              (.54)
                                                    ------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ......................            (.30)             (.27)             (.34)             (.40)             (.36)
Distributions in excess of
  net investment income ..................              -0-               -0-               -0-             (.04)             (.04)
Tax return of capital ....................            (.10)             (.13)             (.06)               -0-             (.04)
                                                    ------------------------------------------------------------------------------
Total dividends and
  distributions ..........................            (.40)             (.40)             (.40)             (.44)             (.44)
                                                    ------------------------------------------------------------------------------
Net asset value,
  end of period ..........................          $ 9.85            $ 7.66            $ 7.71            $ 7.52            $ 6.79
                                                    ==============================================================================
Total Return
Total investment return based
  on net asset value(c)  .................           34.72%             4.17%             7.83%            17.86%            (7.32)%
Ratios/Supplemental Data
Net assets, end of period ................          $    1(d)         $   19(d)         $   62(d)         $  440            $  380
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .......................            1.37%             1.49%             1.30%             1.40%             1.40%
  Expenses, before waivers/
    reimbursements .......................            1.38%             1.71%             7.57%            15.25%             2.93%
  Net investment income(b) ...............            4.54%             3.33%             4.53%             1.00%             2.32%
Portfolio turnover rate ..................              15%               24%               19%              211%               32%

See footnote summary on page 53.


--------------------------------------------------------------------------------
52 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                                            Financial Highlights
--------------------------------------------------------------------------------

(a)   Based on average shares outstanding.

(b)   Net of expenses waived by Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales change or contingent deferred sales change is not reflected on the calculation of the total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   000's omitted.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 53

Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

To the Shareholders and Board of Directors AllianceBernstein Institutional Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the AllianceBernstein Premier Growth Institutional Fund, formerly Alliance Premier Growth Institutional Fund, AllianceBernstein Quasar Institutional Fund, formerly Alliance Quasar Institutional Fund, and AllianceBernstein Real Estate Investment Institutional Fund (three of the funds constituting the AllianceBernstein Institutional Funds, Inc., formerly Alliance Institutional Funds, Inc. (the "Funds") as of October 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated there in. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the AllianceBernstein Institutional Funds, Inc. at October 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
December 12, 2003,
except for Note J,
as to which the date is
December 23, 2003


--------------------------------------------------------------------------------
54 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                                              Board of Directors
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Bruce K. Aronow(2), Senior Vice President
Daniel G. Pine(2), Senior Vice President
Thomas J. Bardong, Vice President
Thomas Kamp(2), Vice President
David A. Kruth, Vice President
Alan E. Levi(2), Vice President
Daniel Nordby, Vice President
Michael J. Reilly, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02116

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)   Member of the Audit Committee.

(2) Messrs. Aronow, Pine, Kamp and Levi are the persons primarily responsible for the day-to-day management of the Fund's investment portfolios.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 55

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                                     PORTFOLIOS
                                                                                       IN FUND                  OTHER
NAME, AGE OF DIRECTOR,                           PRINCIPAL                             COMPLEX              DIRECTORSHIPS
     ADDRESS                                   OCCUPATION(S)                         OVERSEEN BY               HELD BY
(YEARS OF SERVICE*)                         DURING PAST 5 YEARS                       DIRECTOR                DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
William H. Foulk, Jr., #, 71             Investment adviser and an                        113                    None
2 Sound View Drive                       independent consultant. He
Suite 100                                was formerly Senior Manager
Greenwich, CT 06830                      of Barrett Associates, Inc., a
(6)                                      registered investment adviser,
Chairman of the Board                    with which he had been associated
                                         since prior to 1998. He was
                                         formerly Deputy Comptroller and
                                         Chief Investment Officer of the
                                         State of New York and, prior
                                         thereto, Chief Investment Officer
                                         of the New York Bank for Savings.

Ruth Block, #, 73                        Formerly Executive Vice                           96                    None
500 SE Mizner Blvd.                      President and Chief Insurance
Boca Raton, FL 33432                     Officer of The Equitable Life
(6)                                      Assurance Society of the United
                                         States; Chairman and Chief
                                         Executive Officer of Evlico;
                                         Director of Avon, BP (oil and
                                         gas), Ecolab Incorporated
                                         (specialty chemicals), Tandem
                                         Financial Group and Donaldson,
                                         Lufkin & Jenrette Securities
                                         Corporation; former Governor at
                                         Large National Association of
                                         Securities Dealers, Inc.

David H. Dievler, #, 74                  Independent consultant. Until                    100                    None
P.O. Box 167                             December 1994, he was Senior
Spring Lake, NJ 07762                    Vice President of Alliance
(6)                                      Capital Management Corporation
                                         ("ACMC") responsible for mutual
                                         fund administration. Prior to
                                         joining ACMC in 1984, he was Chief
                                         Financial Officer of Eberstadt
                                         Asset Management since 1968. Prior
                                         to that, he was a Senior Manager
                                         at Price Waterhouse & Co. Member
                                         of American Institute of Certified
                                         Public Accountants since 1953.


--------------------------------------------------------------------------------
56 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                                          Management of the Fund
--------------------------------------------------------------------------------

                                                                               PORTFOLIOS
                                                                                 IN FUND                    OTHER
  NAME, AGE OF DIRECTOR,                            PRINCIPAL                    COMPLEX                DIRECTORSHIPS
         ADDRESS                                  OCCUPATION(S)                OVERSEEN BY                 HELD BY
    (YEARS OF SERVICE*)                        DURING PAST 5 YEARS              DIRECTOR                  DIRECTOR
---------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)
John H. Dobkin, #, 61                    Consultant. Formerly President             98                       None
P.O. Box 12                              of Save Venice, Inc. (preservation
Annandale, NY 12504                      organization) from 2001-2002,
(6)                                      a Senior Advisor from June 1999-
                                         June 2000 and President of Historic
                                         Hudson Valley (historic preservation)
                                         from December 1989-May 1999.
                                         Previously, Director of the
                                         National Academy of Design and
                                         during 1988-1992, he was Director
                                         and Chairman of the Audit
                                         Committee of ACMC.

Clifford L. Michel, #, 64                Senior Counsel of the law firm             97                   Placer Dome,
15 St. Bernard's Road                    of Cahill Gordon & Reindel since                                    Inc.
Gladstone, NJ 07934                      February 2001 and a partner
(6)                                      of that firm for more than twenty-five
                                         years prior thereto. He is
                                         President and Chief Executive
                                         Officer of Wenonah Development
                                         Company (investments) and a
                                         Director of Placer Dome, Inc.
                                         (mining).

Donald J. Robinson, # 69                 Senior Counsel to the law firm             96                       None
98 Hell's Peak Road                      of Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                         since prior to 1998. Formerly a
(6)                                      senior partner and a member of the
                                         Executive Committee of that firm.
                                         He was also a member and Chairman
                                         of the Municipal Securities
                                         Rulemaking Board and a Trustee of
                                         the Museum of the City of New
                                         York.

INTERESTED DIRECTOR
Marc O. Mayer, +, 46                     Executive Vice President                   68                       None
1345 Avenue                              of ACMC since 2001; prior thereto,
of the Americas                          Chief Executive Officer of Sanford
New York, NY 10105                       C. Bernstein & Co., LLC and its
(3 months)                               predecessor since prior to 1998.

*     There is no stated term of office for the Fund's Directors.

#     Member of the Audit Committee and the Nominating Committee.

+ Mr. Mayer is an "interested director", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 57

Management of the Fund
--------------------------------------------------------------------------------


Officers of The Fund

Certain information concerning the Fund's Officers is listed below.

      NAME,              PRINCIPAL POSITION(S)        PRINCIPAL OCCUPATION
 ADDRESS* AND AGE          HELD WITH FUNDS            DURING PAST 5 YEARS**
--------------------------------------------------------------------------------

Marc O. Mayer, 46        President                 See biography above.

Bruce K. Aronow, 37      Senior Vice President     Senior Vice President of
                                                   Alliance Capital Management
                                                   Corporation ("ACMC")** since
                                                   1999. Prior thereto, he was a
                                                   Vice President at Invesco
                                                   since 1998; a Vice President
                                                   at LGT Asset Management since
                                                   prior to 1998.

Daniel G. Pine, 51       Senior Vice President     Senior Vice President of
                                                   ACMC**, with which he has
                                                   been associated since prior
                                                   to 1998.

Thomas Bardong, 58       Vice President            Senior Vice President of
                                                   ACMC**, with which he has
                                                   been associated since prior
                                                   to 1998.

Thomas Kamp, 42          Vice President            Senior Vice President of
                                                   ACMC**, with which he has
                                                   been associated since prior
                                                   to 1998.

David A. Kruth, 40       Vice President            Vice President of ACMC**,
                                                   with which he has been
                                                   associated since 1998.

Alan E. Levi, 54         Vice President            Senior Vice President of
                                                   ACMC**, with which he has
                                                   been associated since prior
                                                   to 1998.

Daniel Nordby, 59        Vice President            Senior Vice President of
                                                   ACMC**, with which he has
                                                   been associated since prior
                                                   to 1998.

Michael J. Reilly, 39    Vice President            Senior Vice President of
                                                   ACMC**, with which he has
                                                   been associated since prior
                                                   to 1998.

Mark R. Manley, 41       Secretary                 Senior Vice President and
                                                   Acting General Counsel of
                                                   ACMC**, with which he has
                                                   been associated since prior
                                                   to 1998.


--------------------------------------------------------------------------------
58 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                                          Management of the Fund
--------------------------------------------------------------------------------

      NAME,              PRINCIPAL POSITION(S)       PRINCIPAL OCCUPATION
 ADDRESS* AND AGE          HELD WITH FUNDS           DURING PAST 5 YEARS
--------------------------------------------------------------------------------

Mark D. Gersten, 53      Treasurer and Chief    Senior Vice President of
                         Financial Officer      Alliance Global Investor
                                                Services, Inc. ("AGIS")**, and
                                                Vice President of
                                                AllianceBernstein Investment
                                                Research and Management, Inc.
                                                ("ABIRM")**, with which he has
                                                been associated since prior to
                                                1998.

Vincent S. Noto, 39      Controller and Chief   Vice President of AGIS**, with
                         Accounting Officer     which he has been associated
                                                since prior to 1998.

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, ABIRM and AGIS are affiliates of the Funds.

      The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 59

AllianceBernstein Family of Funds
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------------------------------------------
Wealth Strategies Funds
--------------------------------------------------------------------------------

Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------------------------------------------
Blended Style Series
--------------------------------------------------------------------------------

U.S. Large Cap Portfolio

--------------------------------------------------------------------------------
Growth Funds
--------------------------------------------------------------------------------

Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund+
Technology Fund

Global & International

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------------------------------------------
Value Funds
--------------------------------------------------------------------------------

Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small CapValue Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------------------------------------------
Taxable Bond Funds
--------------------------------------------------------------------------------

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------------------------------------------
Municipal Bond Funds
--------------------------------------------------------------------------------

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------------------------------------------

Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------------------------------------------
Closed-End Funds
--------------------------------------------------------------------------------

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

We also offer Exchange Reserves,++ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*     Formerly Growth Investors Fund.

**    Formerly Conservative Investors Fund.

+     Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.

++ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
60 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

INSTAR1003

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

 The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

 Exhibit No.  DESCRIPTION OF EXHIBIT

 10 (a) (1)   Code of ethics that is subject to the disclosure of Item 2 hereof

 10 (b) (1)   Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

 10 (b) (2)   Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

 10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:       /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         President

Date:   December 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         President

Date:   December 30, 2003

By:       /s/ Mark D. Gersten
         -----------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:   December 30, 2003